Property, Plant and Equipment	12 Months Ended
Mar. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
7. Property, Plant and Equipment

Property, plant and equipment consist of the following:

	March 31,
	2011	2012
At cost:
Land and buildings	$33,633	$33,715
Plant and machinery	55,627	54,809
Furniture, fixtures and equipment	13,728	13,369
Motor vehicles	1,549	1,428
Leasehold improvements	3,465	3,543
Construction in progress	293	80
Impairment	(4,581)	(4,402)
	103,714	102,542
Less: accumulated depreciation and amortization	(52,662)	(56,365)
Net book value	$51,052	$46,177

Included in furniture, fixture and equipment is computer software with net values of $317 and $405 as of March 31, 2011 and 2012, respectively.

During the years ended March 31, 2010, 2011 and 2012, the Company impaired its property, plant and equipment by $8, $4,474 and $nil, respectively, which were charged to other income (expenses) in consolidation statements of operations and comprehensive income (loss). Depreciation of property, plant and equipment were $7,011, $6,197 and $4,920 during the years ended March 31, 2010, 2011 and 2012, respectively.

During the year ended March 31, 2010, the Company disposed of the old plastic injection factory premises located in Shenzhen, China with a net gain of $4,198 which included in other income in consolidation statements of operations.

Cost of land and buildings consist of the following:

	March 31,
	2011	2012
Land use right of state-owned land and buildings erected thereon (a)	$29,452	$29,534
Long term leased land and buildings erected thereon (b)	4,181	4,181
	$33,633	$33,715

(a)	The land use rights of state-owned land and buildings erected thereon represent land and buildings located in China on which an upfront lump-sum payment has been made for the right to use the land and building with lease terms of 50 years expiring in 2050.

(b)	Long term leased land and buildings erected thereon represent land and buildings on collectively-owned land located in China on which an upfront lump-sum payment has been made for the right to use the land and building for a term of 50 years to 2053. Dongguan Chang An Xiaobian District Co-operation, the lessor, is the entity to whom the collectively-owned land has been granted. According to existing China laws and regulations, collectively-owned land is not freely transferable unless certain application and approval procedures are fulfilled by the Dongguan Chang An Xiaobian District Co-operation to change the legal form of the land from collectively-owned to state-owned. As of March 31, 2012, the Company is not aware of any steps being taken by the Dongguan Chang An Xiaobian District Co-operation for such application.